Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 20. Fair Value Measurements

Fair Value Hierarchy

Financial assets and liabilities are categorized, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to the quoted prices in active markets for identical assets and liabilities and lowest priority to unobservable inputs.

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Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that the Company has the ability to access.

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Level 2 – Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

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Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following tables present the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis:

	December 31, 2011
	(Dollars in Millions)
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement plan assets	$474	$560	$466	$1,500
Liability Category
Foreign currency instruments	$—	$16	$—	$16

	December 31, 2010
	(Dollars in Millions)
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement plan assets	$383	$488	$462	$1,333
Foreign currency instruments	—	1	—	1
Total	$383	$489	$462	$1,334
Liability Category
Interest rate swaps	$—	$1	$—	$1

Interest Rate Swaps and Foreign Currency Instruments

These financial instruments are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying and non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Other Financial Instruments

The carrying amounts of all other financial instruments approximate their fair values because of the relatively short-term maturity of these instruments.

Items Measured at Fair Value on a Non-recurring Basis

In addition to items that are measured at fair value on a recurring basis, the Company measures certain assets and liabilities at fair value on a non-recurring basis, which are not included in the table above. As these non-recurring fair value measurements are generally determined using unobservable inputs, these fair value measurements are classified within Level 3 of the fair value hierarchy. Assets measured at fair value on a non-recurring basis during the year ended December 31, 2011 include the retained interest in Duckyang and the Lighting assets subject to the impairment analysis, refer to Note 18, “Shareholders' Equity and Non-controlling Interests" and Note 6, "Asset Impairments and Restructuring”, respectively for further information on these events. For further information on the assets and liabilities measured at fair value on a non-recurring basis during the Predecessor period ended October 1, 2010, refer to Note 4, “Fresh-Start Accounting.”
Retirement Plan Assets

Retirement plan assets categorized as Level 1 include the following:

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Cash and cash equivalents, which consist of U.S. and foreign currencies held by designated trustees. Foreign currencies held are reported in terms of U.S. dollars based on currency exchange rates readily available in active markets.

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Registered investment companies are mutual funds that are registered with the Securities and Exchange Commission. Mutual fund shares are traded actively on public exchanges. The share prices for mutual funds are published at the close of each business day. Mutual funds contain both equity and fixed income securities.

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Common and preferred stock include equity securities issued by U.S. and non-U.S. corporations. Common and preferred securities are traded actively on exchanges and price quotes for these shares are readily available.

•	Other investments include several miscellaneous assets and liabilities and are primarily comprised of liabilities related to pending trades and collateral settlements.

Retirement plan assets categorized as Level 2 include the following:

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Treasury and government securities consist of bills, notes, bonds, and other fixed income securities issued directly by a non-U.S. treasury or by government-sponsored enterprises. These assets are valued using observable inputs.

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Common trust funds are comprised of shares or units in commingled funds that are not publicly traded. The underlying assets in these funds (equity securities, fixed income securities and commodity-related securities) are publicly traded on exchanges and price quotes for the assets held by these funds are readily available.

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Liability Driven Investing (“LDI”) is an investment strategy that utilizes swaps to hedge discount rate volatility. The swaps are collateralized on a daily basis resulting in counterparty exposure that is limited to one day’s activity. Swaps are a derivative product, utilizing a pricing model to calculate market value.

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Corporate debt securities consist of fixed income securities issued by non-U.S. corporations. These assets are valued using a bid evaluation process with bid data provided by independent pricing sources.

Retirement plan assets categorized as Level 3 include the following:

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Global tactical asset allocation funds (“GTAA”) are common trust funds comprised of shares or units in commingled funds that are not publicly traded. GTAA managers primarily invest in equity, fixed income and cash instruments, with the ability to change the allocation mix based on market conditions while remaining within their specific strategy guidelines. The underlying assets in these funds may be publicly traded (equities and fixed income) and price quotes may be readily available. Assets may also be invested in various derivative products whose prices cannot be readily determined.

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Limited partnership hedge fund of funds (“HFF”) directly invest in a variety of hedge funds. The investment strategies of the underlying hedge funds are primarily focused on fixed income and equity based investments. There is currently minimal exposure to less liquid assets such as real estate or private equity in the portfolio. However, due to the private nature of the partnership investments, pricing inputs are not readily observable. Asset valuations are developed by the general partners that manage the partnerships.

•	Insurance contracts are reported at cash surrender value and have no observable inputs.
The fair values of the Company’s U.S. retirement plan assets are as follows:

	December 31, 2011
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Registered investment companies	$176	$—	—	$176
Common trust funds	—	216	—	216
LDI	—	256	—	256
GTAA	—	—	142	142
Common and preferred stock	150	—	—	150
HFF	—	—	128	128
Cash and cash equivalents	74	—	—	74
Insurance contracts	—	—	10	10
Total	$400	$472	280	$1,152

	December 31, 2010
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Registered investment companies	$140	$—	$—	$140
Common trust funds	—	205	—	205
LDI	—	208	—	208
GTAA	—	—	150	150
Common and preferred stock	139	—	—	139
HFF	—	—	119	119
Cash and cash equivalents	26	—	—	26
Insurance contracts	—	—	9	9
Total	$305	$413	$278	$996

The fair value measurements which used significant unobservable inputs are as follows:

	GTAA	HFF	Insurance contracts
	(Dollars in Millions)
Predecessor – Ending balance at December 31, 2009	$130	$113	$10
Actual return on plan assets:
Relating to assets still held at the reporting date	11	3	1
Purchases, sales and settlements	—	—	(1)
Predecessor – Ending balance at October 1, 2010	$141	$116	$10
Actual return on plan assets:
Relating to assets still held at the reporting date	9	3	(1)
Successor – Ending balance at December 31, 2010	$150	$119	$9
Actual return on plan assets:
Relating to assets still held at the reporting date	(8)	(1)	1
Purchases, sales and settlements	—	10	—
Successor – Ending balance at December 31, 2011	$142	$128	$10

The fair values of the Company’s Non-U.S. retirement plan assets are as follows:

	December 31, 2011
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Insurance contracts	$—	$—	$180	$180
Treasury and government securities	—	58	—	58
Registered investment companies	53	—	—	53
Cash and cash equivalents	12	—	—	12
Corporate debt securities	—	14	—	14
Common trust funds	—	6	—	6
Limited partnerships (HFF)	—	—	6	6
Common and preferred stock	2	—	—	2
Other	7	10	—	17
Total	$74	$88	$186	$348

	December 31, 2010
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Insurance contracts	$—	$—	$179	$179
Treasury and government securities	—	51	—	51
Registered investment companies	62	—	—	62
Cash and cash equivalents	13	—	—	13
Corporate debt securities	—	8	—	8
Common trust funds	—	6	—	6
Limited partnerships (HFF)	—	—	5	5
Common and preferred stock	3	—	—	3
Other	—	10	—	10
Total	$78	$75	$184	$337

Fair value measurements which used significant unobservable inputs are as follows:

	Insurance contracts	HFF
	(Dollars in Millions)
Predecessor – Ending balance at December 31, 2009	$180	$4
Actual return on plan assets:
Relating to assets held at the reporting date	(1)	—
Purchases, sales and settlements	(1)	—
Predecessor – Ending balance at October 1, 2010	$178	$4
Actual return on plan assets:
Relating to assets held at the reporting date	(1)	—
Purchases, sales and settlements	2	1
Successor – Ending balance at December 31, 2010	$179	$5
Actual return on plan assets:
Relating to assets held at the reporting date	4	—
Purchases, sales and settlements	(3)	1
Successor – Ending balance at December 31, 2011	$180	$6